Loss Per Share	12 Months Ended
Dec. 31, 2024
Loss Per Share [Abstract]
LOSS PER SHARE

NOTE 13 — LOSS PER SHARE:

a.	Basic

Basic loss per share is calculated by dividing the loss attributable to the Company’s owners by the weighted average number of ordinary shares in issue.

	Year ended December 31,
	2024	2023	2022
Net loss attributable to Company’s owners	$(53,516)	$(60,776)	(113,243)

The weighted average of the number of ordinary shares (in thousands)	58,673	56,368	52,235
Basic and diluted loss per share	$(0.91)	$(1.08)	(2.17)

For the calculation of loss per share, the Company used the net loss attributable to Company’s owners divided by the weighted average number of the Company’s ordinary shares for the years ended December 31, 2024, 2023 and 2022.

b.	Diluted

As of December 31, 2024, and 2023, the Company had 4,455,301 outstanding warrants, respectively, and 4,387,683 and 5,171,394 outstanding options and RSUs, respectively. These warrants and awards were not considered when calculating diluted loss per share since their effect is anti-dilutive. In addition, during 2022 and 2023 contingently issuable ordinary shares that were issuable based on certain conditions were not included in the potential dilutive shares in calculating the diluted loss per share.